PENSION BENEFITS (Details 3) (USD $)	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Change in Plan Assets
Fair value of plan assets at beginning of year	$ 5,960,630	$ 5,452,890	$ 4,869,192
Actual return on plan assets		359,371	267,951
Employer contributions	93,000	564,358	637,600
Benefits paid		(344,797)	(275,040)
Administrative expenses		(71,192)	(46,813)
Fair value of plan assets at end of year		$ 5,960,630	$ 5,452,890